NON-CONTROLLING INTERESTS - Summary of Changes in Non-Controlling Interests (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2017 CNY (¥)
Minority Interest [Line Items]
Total consideration	¥ 30,344	¥ 7,000
Non-controlling interests	386,451	170,024	$ 56,438	¥ 361,832	¥ 3,325
Disposed
Minority Interest [Line Items]
Non-controlling interests	¥ 5,650	¥ 1,953